Average Annual Total Returns - First Trust TCW Opportunistic Fixed Income ETF	First Trust TCW Opportunistic Fixed Income ETF 1 Year	First Trust TCW Opportunistic Fixed Income ETF Since Inception	First Trust TCW Opportunistic Fixed Income ETF Inception Date	First Trust TCW Opportunistic Fixed Income ETF After tax on distributions 1 Year	First Trust TCW Opportunistic Fixed Income ETF After tax on distributions Since Inception	First Trust TCW Opportunistic Fixed Income ETF After tax on distributions and sale of fund shares 1 Year	First Trust TCW Opportunistic Fixed Income ETF After tax on distributions and sale of fund shares Since Inception	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	9.15%	5.52%	Feb. 14, 2017	7.83%	4.22%	5.43%	3.67%	7.51%	4.99%